Share based payment arrangement - Additional Information (Detail) ₩ in Millions			12 Months Ended
	Nov. 01, 2021 KRW (₩) mo shares	Oct. 12, 2021 shares	Dec. 31, 2021 KRW (₩) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted | shares		505,350	0
Option life, share options granted | mo	6
Weighted average fair value at measurement date, share options granted	₩ 300,500
Borrowings			₩ 1,774
Number of share options transferred | shares	7,700
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	₩ 9,935
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	₩ 151,858